LEASES - Disclosure of composition of right-of-use asset balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	$ 5,275	$ 4,761
Additions in respect of acquisition	1,696
Balance at December 31	7,381	5,275	$ 4,761
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	7,713	6,083	4,848
Additions during the year	2,048	1,428	1,235
Additions in respect of acquisition	1,722
Disposals	(462)
Other changes	257	202
Balance at December 31	11,278	7,713	6,083
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	2,438	1,322	519
Depreciation for the year	1,797	1,116	803
Disposals	(338)
Balance at December 31	3,897	2,438	1,322
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	5,196	4,616
Additions in respect of acquisition	1,696
Balance at December 31	7,368	5,196	4,616
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	7,382	5,752	4,517
Additions during the year	2,048	1,428	1,235
Additions in respect of acquisition	1,722
Disposals	(462)
Other changes	257	202
Balance at December 31	10,947	7,382	5,752
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	2,186	1,136	399
Depreciation for the year	1,731	1,050	737
Disposals	(338)
Balance at December 31	3,579	2,186	1,136
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	79	145
Additions in respect of acquisition	0
Balance at December 31	13	79	145
Technological equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	331	331	331
Additions during the year	0	0	0
Additions in respect of acquisition	0
Disposals	0
Other changes	0	0
Balance at December 31	331	331	331
Technological equipment | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	252	186	120
Depreciation for the year	66	66	66
Disposals	0
Balance at December 31	$ 318	$ 252	$ 186